intangible assets and goodwill - Business acquisitions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 16, 2020	Aug. 19, 2020	Jul. 01, 2020	Jan. 31, 2020
Customer contracts and related customer relationships | Minimum
Acquisition effected by way of:
Useful life of intangible assets	8 years
Customer contracts and related customer relationships | Maximum
Acquisition effected by way of:
Useful life of intangible assets	15 years
Software | Minimum
Acquisition effected by way of:
Useful life of intangible assets	3 years
Software | Maximum
Acquisition effected by way of:
Useful life of intangible assets	10 years
Other intangible assets | Minimum
Acquisition effected by way of:
Useful life of intangible assets	2 years
Other intangible assets | Maximum
Acquisition effected by way of:
Useful life of intangible assets	8 years
Combined acquisitions
Current assets
Cash	$ 151
Accounts receivable	161
Other	17
Total current assets	329
Non-current assets
Intangible assets subject to amortization	2,364
Intangible assets with indefinite lives	9
Other	6
Total non-current assets	2,497
Total identifiable assets acquired	2,826
Current liabilities
Accounts payable and accrued liabilities	128
Income and other taxes payable	108
Advance billings and customer deposits	43
Current maturities of long-term debt	36
Total current liabilities	315
Non-current liabilities
Long-term debt	359
Other long-term liabilities	6
Deferred income taxes	607
Total non-current liabilities	972
Total liabilities assumed	1,287
Net identifiable assets acquired	1,539
Goodwill	1,887
Net assets acquired	3,426
Acquisition effected by way of:
Cash consideration	3,239
Provisions	176
Issuance of TELUS Corporation Common Shares	8
Pre-existing relationship effectively settled	3
Total consideration transferred	3,426
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment	38
Combined acquisitions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 80
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%
Current assets
Cash	$ 18
Accounts receivable	20
Other	9
Total current assets	47
Non-current assets
Intangible assets subject to amortization	197
Intangible assets with indefinite lives	9
Other	4
Total non-current assets	225
Total identifiable assets acquired	272
Current liabilities
Accounts payable and accrued liabilities	23
Income and other taxes payable	2
Advance billings and customer deposits	22
Current maturities of long-term debt	9
Total current liabilities	56
Non-current liabilities
Long-term debt	8
Other long-term liabilities	2
Deferred income taxes	39
Total non-current liabilities	49
Total liabilities assumed	105
Net identifiable assets acquired	167
Goodwill	169
Net assets acquired	336
Acquisition effected by way of:
Cash consideration	304
Provisions	24
Issuance of TELUS Corporation Common Shares	8
Total consideration transferred	336
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment	5
Individually immaterial transactions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 10
Competence Call Center
Business acquisition
Ownership interest in businesses acquired (as a percentage)					100.00%
Goodwill expected to be deductible for tax purposes					$ 0
Current assets
Cash					90
Accounts receivable					64
Other					2
Total current assets					156
Non-current assets
Intangible assets subject to amortization					754
Other					2
Total non-current assets					820
Total identifiable assets acquired					976
Current liabilities
Accounts payable and accrued liabilities					42
Income and other taxes payable					63
Current maturities of long-term debt					11
Total current liabilities					116
Non-current liabilities
Long-term debt					216
Deferred income taxes					215
Total non-current liabilities					431
Total liabilities assumed					547
Net identifiable assets acquired					429
Goodwill					726
Net assets acquired					1,155
Acquisition effected by way of:
Cash consideration					1,155
Total consideration transferred					1,155
Competence Call Center | Owned assets
Non-current assets
Property, plant and equipment					21
Competence Call Center | Right-of-use lease assets
Non-current assets
Property, plant and equipment					$ 43
Mobile Klinik
Business acquisition
Ownership interest in businesses acquired (as a percentage)				100.00%
Contingent consideration				$ 34
Goodwill expected to be deductible for tax purposes				0
Current assets
Cash				2
Accounts receivable				4
Other				4
Total current assets				10
Non-current assets
Intangible assets subject to amortization				61
Total non-current assets				89
Total identifiable assets acquired				99
Current liabilities
Accounts payable and accrued liabilities				4
Current maturities of long-term debt				8
Total current liabilities				12
Non-current liabilities
Long-term debt				13
Deferred income taxes				11
Total non-current liabilities				24
Total liabilities assumed				36
Net identifiable assets acquired				63
Goodwill				106
Net assets acquired				169
Acquisition effected by way of:
Cash consideration				129
Provisions				37
Pre-existing relationship effectively settled				3
Total consideration transferred				169
Mobile Klinik | Owned assets
Non-current assets
Property, plant and equipment				11
Mobile Klinik | Right-of-use lease assets
Non-current assets
Property, plant and equipment				$ 17
AFS Technologies Inc.
Business acquisition
Ownership interest in businesses acquired (as a percentage)			100.00%
Goodwill expected to be deductible for tax purposes			$ 0
Current assets
Cash			35
Accounts receivable			19
Other			2
Total current assets			56
Non-current assets
Intangible assets subject to amortization			369
Total non-current assets			377
Total identifiable assets acquired			433
Current liabilities
Accounts payable and accrued liabilities			22
Income and other taxes payable			1
Advance billings and customer deposits			20
Current maturities of long-term debt			7
Total current liabilities			50
Non-current liabilities
Long-term debt			120
Other long-term liabilities			3
Deferred income taxes			101
Total non-current liabilities			224
Total liabilities assumed			274
Net identifiable assets acquired			159
Goodwill			156
Net assets acquired			315
Acquisition effected by way of:
Cash consideration			315
Total consideration transferred			315
AFS Technologies Inc. | Owned assets
Non-current assets
Property, plant and equipment			1
AFS Technologies Inc. | Right-of-use lease assets
Non-current assets
Property, plant and equipment			$ 7
EQ Care
Business acquisition
Ownership interest in businesses acquired (as a percentage)		100.00%
Current assets
Cash		$ 3
Accounts receivable		2
Total current assets		5
Non-current assets
Intangible assets subject to amortization		164
Total non-current assets		164
Total identifiable assets acquired		169
Current liabilities
Accounts payable and accrued liabilities		9
Income and other taxes payable		35
Total current liabilities		44
Non-current liabilities
Deferred income taxes		4
Total non-current liabilities		4
Total liabilities assumed		48
Net identifiable assets acquired		121
Goodwill		134
Net assets acquired		255
Acquisition effected by way of:
Cash consideration		140
Provisions		115
Total consideration transferred		$ 255
Lionbridge AI
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%
Goodwill expected to be deductible for tax purposes	$ 0
Current assets
Cash	3
Accounts receivable	52
Total current assets	55
Non-current assets
Intangible assets subject to amortization	819
Total non-current assets	822
Total identifiable assets acquired	877
Current liabilities
Accounts payable and accrued liabilities	28
Income and other taxes payable	7
Advance billings and customer deposits	1
Current maturities of long-term debt	1
Total current liabilities	37
Non-current liabilities
Long-term debt	2
Other long-term liabilities	1
Deferred income taxes	237
Total non-current liabilities	240
Total liabilities assumed	277
Net identifiable assets acquired	600
Goodwill	596
Net assets acquired	1,196
Acquisition effected by way of:
Cash consideration	1,196
Total consideration transferred	1,196
Lionbridge AI | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 3